Cash,Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash, cash equivalents and restricted cash	$ 124,223	$ 59,271
Cash and cash equivalent carrying value	$ 123,886	59,056
Liquidity as percentage of net debt.	5.00%
Criteria One [Member]
Liquidity to be maintained as part of debt covenant	$ 25,000
Criteria Two [Member]
Liquidity to be maintained as part of debt covenant	35,000
Criteria Three [Member]
Liquidity to be maintained as part of debt covenant	50,000
Criteria Four [Member]
Liquidity to be maintained as part of debt covenant	49,200
Variable Interest Entity, Primary Beneficiary [Member]
Cash, cash equivalents and restricted cash	337	$ 215
Cash and cash equivalent carrying value	$ 300